Employee Benefit Plans - Schedule of fair values of defined benefit plan's assets (Detail) - Defined Benefit Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	$ 381.6	$ 438.6	$ 416.4
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	57.9	36.8
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	323.7	401.8
Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	57.9	36.8
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	57.9	36.8
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets		14.8
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets		14.8
US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	92.4	88.1
US Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	92.4	88.1
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	18.7	18.3
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	18.7	18.3
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	80.1	144.4
Domestic Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	80.1	144.4
Foreign Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	48.5	57.5
Foreign Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	48.5	57.5
Foreign Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	23.8	41.8
Foreign Bond [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	23.8	41.8
Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	32.1	35.3
Partnerships [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	32.1	35.3
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	28.1	1.6
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	$ 28.1	$ 1.6